EQUITY - Schedule of Movement in Number of Common Units, Subordinated Units, and General Partner Units (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
General Partners Units, beginning balance (in shares)	1,423,843
General Partners Units, ending balance (in shares)	1,436,391	1,423,843
Limited Partner | Preferred Units
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
Common and Subordinated Units, beginning balance (in shares)	5,520,000
Number of Units Issued		5,520,000
Common and Subordinated Units, ending balance (in shares)	5,520,000	5,520,000
Limited Partner | Common Units
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
Common and Subordinated Units, beginning balance (in shares)	69,768,261	64,073,291	45,167,096
Common unit repurchase program (in shares)	(930,866)		(38,000)
Subordinated units converted into common units (in shares)		374,295	15,949,831
IDR reset (in shares)			2,994,364
Number of Units Issued		5,175,000
Common and Subordinated Units, ending balance (in shares)	69,455,364	69,768,261	64,073,291
Limited Partner | Subordinated Units
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
Common and Subordinated Units, beginning balance (in shares)	0	0	15,949,831
Subordinated units converted into common units (in shares)			(15,949,831)
Common and Subordinated Units, ending balance (in shares)	0	0	0
General Partner
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
General Partners Units, beginning balance (in shares)	1,423,843	1,318,517	1,257,408
Common unit repurchase program (in shares)	0		0
Subordinated units converted into common units (in shares)		7,639	0
IDR reset (in shares)			61,109
Number of Units Issued		94,714
General Partners Units, ending balance (in shares)	1,436,391	1,423,843	1,318,517
Continuous Offering Program | Limited Partner | Common Units
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
Number of Units Issued	617,969	145,675
Continuous Offering Program | General Partner
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
Number of Units Issued	12,548	2,973